Premises and equipment	12 Months Ended
Mar. 31, 2018
Premises and equipment

7. Premises and equipment

Premises and equipment at March 31, 2017 and 2018 consist of the following:

	2017	2018
	(in millions of yen)
Land	575,054	566,040
Buildings	807,312	811,911
Equipment and furniture	485,407	484,102
Leasehold improvements	93,967	97,066
Construction in progress	23,093	25,849
Software	1,308,292	1,463,786

Total	3,293,125	3,448,754
Less: Accumulated depreciation and amortization	1,251,852	1,332,570

Premises and equipment—net	2,041,273	2,116,184

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2016, 2017 and 2018 was ¥162,676 million, ¥163,769 million and ¥169,346 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥80,430 million and ¥83,734 million at March 31, 2017 and 2018, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2017 and 2018 amounted to ¥40,155 million and ¥42,158 million, respectively.

Depreciation and amortization expense related to Software was reported in General and administrative expenses, and all other depreciation and amortization expense was reported in Occupancy expenses.